NEWPOINT FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                February 2, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE:  Newpoint Equity Fund
           Newpoint Government Money Market Fund
           (Portfolios of Newpoint Funds)
           1933 Act File No. 33-37993
           1940 ACT FILE NO. 811-6224

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated January 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed pursuant to Rule 485(b) as Post-effective amendment No. 15 on January 28, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-7403.

                                                   Very truly yours,

                                                   /s/C. Todd Gibson
                                                   C. Todd Gibson
                                                   Assistant Secretary